Accrued Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Payables And Accruals [Abstract]
Accrued advertising expenses	$ 134	$ 371
Accrued professional fees	429	580
Accrued royalties	275	502
Accrued director compensation and liability insurance	70	256
Other	355	449
Accrued expenses	$ 1,263	$ 2,158